July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Growth Active ETF | BGRO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Large Cap Growth Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.9%
Howmet Aerospace, Inc.	784	$221,292
L3Harris Technologies, Inc.	409	113,318
TransDigm Group, Inc.	80	100,350
		434,960
Broadline Retail — 8.8%
Amazon.com, Inc.(a)	2,902	788,125
Capital Markets — 2.0%
Interactive Brokers Group, Inc., Class A	1,989	175,012
Construction & Engineering — 2.8%
Quanta Services, Inc.	374	249,593
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc.	727	80,842
Diversified Telecommunication Services — 1.1%
Space Exploration Technologies Corp., Class A(a)(b)	887	96,124
Electrical Equipment — 3.7%
Eaton Corp. PLC	516	214,243
Vertiv Holdings Co., Class A	478	115,471
		329,714
Electronic Equipment, Instruments & Components — 1.6%
Flex Ltd.(a)	1,280	145,600
Health Care REITs — 1.9%
Welltower, Inc.	744	174,423
Interactive Media & Services — 7.3%
Alphabet, Inc., Class A	1,328	472,941
Meta Platforms, Inc., Class A	323	179,817
		652,758
IT Services — 4.8%
Snowflake, Inc.(a)	1,452	425,842
Machinery — 2.5%
Caterpillar, Inc.	280	228,147
Metals & Mining — 1.9%
Wheaton Precious Metals Corp.	1,520	165,726
Oil, Gas & Consumable Fuels — 2.9%
Diamondback Energy, Inc.	941	190,976
EQT Corp.	1,224	65,227
		256,203
Pharmaceuticals — 3.1%
Eli Lilly & Co.	244	280,317
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 24.4%
Advanced Micro Devices, Inc.(a)	463	$220,457
Applied Materials, Inc.	356	180,731
Broadcom, Inc.	764	297,410
Lam Research Corp.	603	176,691
Micron Technology, Inc.	321	264,193
Nvidia Corp.	5,208	1,045,506
		2,184,988
Software — 14.9%
Datadog, Inc., Class A(a)	1,224	327,995
Microsoft Corp.	1,236	574,394
Palantir Technologies, Inc., Class A(a)	1,043	128,352
Palo Alto Networks, Inc.(a)	903	299,642
		1,330,383
Specialized REITs — 2.3%
Equinix, Inc.	205	208,952
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	1,796	554,802
Sandisk Corp.(a)	37	44,949
Western Digital Corp.	84	45,767
		645,518
Total Long-Term Investments — 99.0% (Cost: $7,039,832)		8,853,227
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	100,456	100,486
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	90,000	90,000
Total Short-Term Securities — 2.1% (Cost: $190,476)		190,486
Total Investments — 101.1% (Cost: $7,230,308)		9,043,713
Liabilities in Excess of Other Assets — (1.1)%		(95,462)
Net Assets — 100.0%		$8,948,251

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Large Cap Growth Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$100,522 (a)	$—	$(46)	$10	$100,486	100,456	$145 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	—	(60,000)(a)	—	—	90,000	90,000	1,136	—
				$(46)	$10	$190,486		$1,281	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,853,227	$—	$—	$8,853,227
Short-Term Securities
Money Market Funds	190,486	—	—	190,486
	$9,043,713	$—	$—	$9,043,713